Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Entity Registrant Name	TD Asset Management USA Funds Inc.
Entity Central Index Key	0000949881
Amendment Flag	false
Document Creation Date	Feb. 27, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
TDAM Municipal Portfolio (First Prospectus Summary) | TDAM Municipal Portfolio | Investor Class
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Trading Symbol	WTMXX
TDAM Municipal Portfolio (Second Prospectus Summary) | TDAM Municipal Portfolio | Class A
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Trading Symbol	TDIXX
TDAM California Municipal Money Market Portfolio (First Prospectus Summary) | TDAM California Municipal Money Market Portfolio | Investor Class
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Trading Symbol	WCAXX
TDAM California Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM California Municipal Money Market Portfolio | Class A
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Trading Symbol	TDCXX
TDAM New York Municipal Money Market Portfolio (First Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | Investor Class
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Trading Symbol	WNYXX
TDAM New York Municipal Money Market Portfolio (Second Prospectus Summary) | TDAM New York Municipal Money Market Portfolio | Class A
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Trading Symbol	TDYXX
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | Institutional
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Trading Symbol	TDMXX
TDAM Institutional Money Market Fund (First Prospectus Summary) | TDAM Institutional Money Market Fund | Institutional Service
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Trading Symbol	TDNXX
TDAM Institutional Money Market Fund (Second Prospectus Summary) | TDAM Institutional Money Market Fund | Commercial Class
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Trading Symbol	TCCXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Premium Class
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Trading Symbol	NPLXX
TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio | Investor Class
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Trading Symbol	WTOXX
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | Select Class
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Trading Symbol	TDSXX
TDAM Money Market Portfolio (Second Prospectus Summary) | TDAM Money Market Portfolio | Class A
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Trading Symbol	TDAXX
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | Investor Class
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Trading Symbol	WTUXX
TDAM U.S. Government Portfolio (Second Prospectus Summary) | TDAM U.S. Government Portfolio | Class A
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Trading Symbol	TDUXX
TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | Institutional Class
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Trading Symbol	TICXX
TDAM Institutional Municipal Money Market Fund (First Prospectus Summary) | TDAM Institutional Municipal Money Market Fund | Institutional Service Class
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Trading Symbol	TMUXX
TDAM Institutional U.S. Government Fund (Prospectus summary) | TDAM Institutional U.S. Government Fund | Institutional
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Trading Symbol	TDGXX
TDAM Institutional U.S. Government Fund (Prospectus summary) | TDAM Institutional U.S. Government Fund | Institutional Service
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Trading Symbol	TDHXX
TDAM Institutional U.S. Government Fund (Second Prospectus Summary) | TDAM Institutional U.S. Government Fund | Commercial Class
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Trading Symbol	TGCXX
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | Institutional Service Class
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Trading Symbol	TDVXX
TDAM Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | Commercial Class
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Trading Symbol	TTCXX